Cost, Gross Unrealized Gain and Loss and Fair Value of Held-to-Maturity and Available-for-Sale Security by Major Security Type (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Available-for-sale securities Current USD ($)	Mar. 31, 2012 Available-for-sale securities Current JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current National debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Current National debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current National debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current Corporate debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Current Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current Corporate debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Current Mutual funds USD ($)	Mar. 31, 2012 Available-for-sale securities Current Mutual funds JPY (¥)	Mar. 31, 2011 Available-for-sale securities Current Mutual funds JPY (¥)	Mar. 31, 2012 Available-for-sale securities Noncurrent Equity securities USD ($)	Mar. 31, 2012 Available-for-sale securities Noncurrent Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Noncurrent Equity securities JPY (¥)	Mar. 31, 2012 Held-to-maturity debt securities Current Corporate debt securities USD ($)	Mar. 31, 2012 Held-to-maturity debt securities Current Corporate debt securities JPY (¥)	Mar. 31, 2011 Held-to-maturity debt securities Noncurrent Corporate debt securities JPY (¥)
Available for Sale and Held to Maturity [Line Items]
Cost	$ 49,642	¥ 4,091,000	¥ 4,467,000	$ 121	¥ 10,000	¥ 510,000	$ 18,202	¥ 1,500,000	¥ 1,300,000	$ 31,319	¥ 2,581,000	¥ 2,657,000	$ 264,567	¥ 21,803,000	¥ 22,165,000	$ 4,029	¥ 332,000	¥ 347,000
Gross Unrealized Gain	1,905	157,000	124,000	0	0	3,000	12	1,000	4,000	1,893	156,000	117,000	113,348	9,341,000	7,488,000	12	1,000	1,000
Gross Unrealized Loss	789	65,000	29,000				740	61,000	27,000	49	4,000	2,000	170	14,000	516,000	37	3,000	2,000
Fair Value	$ 50,758	¥ 4,183,000	¥ 4,562,000	$ 121	¥ 10,000	¥ 513,000	$ 17,474	¥ 1,440,000	¥ 1,277,000	$ 33,163	¥ 2,733,000	¥ 2,772,000	$ 377,745	¥ 31,130,000	¥ 29,137,000	$ 4,004	¥ 330,000	¥ 346,000